TAXATION (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		9 Months Ended
	May 31, 2016	Apr. 30, 2016	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Taxation
Unrecognized tax benefits that if recognized would affect the annual effective tax rate			¥ 34,589		¥ 32,152
China [Member]
Taxation
VAT payable			3,269		10,645
Business tax payable			¥ 17,504		¥ 18,456
Income tax rate (as percent)			25.00%	25.00%
China [Member] | Minimum
Taxation
VAT (as a percent)	3.00%
Business tax (as a percent)		3.00%
China [Member] | Maximum
Taxation
VAT (as a percent)	6.00%
Business tax (as a percent)		5.00%
Hong Kong [Member]
Taxation
Income tax rate (as percent)			16.50%
Taiwan
Taxation
Income tax rate (as percent)			17.00%